Segment and geographical information (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Results by segment
Gross revenues	$ 60,389	$ 46,481	$ 23,939
Cost and expenses	(25,994)	(20,648)	(14,179)
Research and development	(1,674)	(878)	(981)
Gain on sale of assets	1,513
Depreciation, depletion and amortization	(4,122)	(3,260)	(2,722)
Operating income	30,112	21,695	6,057
Total non-operating income (expenses)	(3,313)	(1,381)	1,066
Discontinued operations, net of tax		(143)
Gain (loss) on sale of investments	1,513		40
Change in provision for losses on equity investments	1,135	987	433
Income taxes	(5,282)	(3,705)	(2,100)
Net income (loss) attributable to noncontrolling interests	233	(189)	(107)
Net income attributable to the Company's stockholders	22,885	17,264	5,349
Bulk Material
Results by segment
Gross revenues	44,948	34,478	15,205
Cost and expenses	(14,466)	(11,589)	(7,127)
Research and development	(649)	(289)	(235)
Depreciation, depletion and amortization	(1,847)	(1,536)	(1,205)
Operating income	27,986	21,064	6,638
Total non-operating income (expenses)	(2,966)	(332)	625
Gain (loss) on sale of investments			87
Change in provision for losses on equity investments	1,095	1,013	328
Income taxes	(4,202)	(3,980)	(2,613)
Net income (loss) attributable to noncontrolling interests	105	5	17
Net income attributable to the Company's stockholders	22,018	17,770	5,082
Base Metals
Results by segment
Gross revenues	9,627	8,200	6,679
Cost and expenses	(6,350)	(5,916)	(5,580)
Research and development	(413)	(277)	(207)
Gain on sale of assets	1,513
Depreciation, depletion and amortization	(1,572)	(1,359)	(1,322)
Operating income	2,805	648	(430)
Total non-operating income (expenses)	(1)	(80)	369
Discontinued operations, net of tax		(143)
Gain (loss) on sale of investments			(108)
Change in provision for losses on equity investments	101	(10)	(28)
Income taxes	(954)	240	525
Net income (loss) attributable to noncontrolling interests	88	(209)	(121)
Net income attributable to the Company's stockholders	2,039	446	207
Fertilizers
Results by segment
Gross revenues	3,547	1,845	413
Cost and expenses	(2,753)	(1,669)	(158)
Research and development	(104)	(72)	(46)
Depreciation, depletion and amortization	(458)	(200)	(29)
Operating income	232	(96)	180
Total non-operating income (expenses)	(55)	32
Income taxes	(114)	(12)
Net income (loss) attributable to noncontrolling interests	(31)	19
Net income attributable to the Company's stockholders	32	(57)	180
Logistic
Results by segment
Gross revenues	1,726	1,465	1,104
Cost and expenses	(1,467)	(1,120)	(812)
Research and development	(121)	(75)	(57)
Depreciation, depletion and amortization	(229)	(146)	(126)
Operating income	(91)	124	109
Total non-operating income (expenses)	(207)	(43)	24
Change in provision for losses on equity investments	125	94	143
Income taxes	(12)	20	(11)
Net income attributable to the Company's stockholders	(185)	195	265
Others
Results by segment
Gross revenues	541	493	538
Cost and expenses	(958)	(354)	(502)
Research and development	(387)	(165)	(436)
Depreciation, depletion and amortization	(16)	(19)	(40)
Operating income	(820)	(45)	(440)
Total non-operating income (expenses)	(84)	(958)	8
Gain (loss) on sale of investments			61
Change in provision for losses on equity investments	(186)	(110)	(10)
Income taxes		27	(1)
Net income (loss) attributable to noncontrolling interests	71	(4)	(3)
Net income attributable to the Company's stockholders	$ 1,019	$ (1,090)	$ (385)